Eaton Vance

Real Estate Fund

September 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
Hotels, Restaurants & Leisure — 2.0%
Hilton Worldwide Holdings, Inc.	3,365	$287,102
Marriott International, Inc., Class A	2,995	277,277

		$564,379

Real Estate Investment Trusts — 97.0%

Security	Shares	Value
Diversified, Specialty & Other — 15.9%
CoreSite Realty Corp.	3,411	$405,500
Digital Realty Trust, Inc.	6,679	980,210
Equinix, Inc.	605	459,878
National Retail Properties, Inc.	21,283	734,476
PS Business Parks, Inc.	2,905	355,543
Realty Income Corp.	7,407	449,975
STORE Capital Corp.	30,623	839,989
Vornado Realty Trust	7,811	263,309

		$4,488,880

Health Care — 8.8%
Healthcare Realty Trust, Inc.	16,183	$487,432
Healthpeak Properties, Inc.	26,684	724,471
Ventas, Inc.	15,911	667,625
Welltower, Inc.	10,762	592,879

		$2,472,407

Hotels & Resorts — 2.1%
Apple Hospitality REIT, Inc.	31,916	$306,713
Sunstone Hotel Investors, Inc.	37,010	293,859

		$600,572

Industrial — 15.9%
Duke Realty Corp.	19,648	$725,011
EastGroup Properties, Inc.	6,373	824,220
First Industrial Realty Trust, Inc.	8,530	339,494
ProLogis, Inc.	22,173	2,231,048
Rexford Industrial Realty, Inc.	7,545	345,259

		$4,465,032

Malls and Factory Outlets — 3.5%
Simon Property Group, Inc.	15,190	$982,489

		$982,489

Multifamily — 26.4%
American Campus Communities, Inc.	10,924	$381,466
American Homes 4 Rent, Class A	25,930	738,486
AvalonBay Communities, Inc.	9,580	1,430,677
Camden Property Trust	8,953	796,638
Equity Residential	22,335	1,146,456
Essex Property Trust, Inc.	1,271	255,204
Invitation Homes, Inc.	42,458	1,188,400
Mid-America Apartment Communities, Inc.	12,852	1,490,189

		$7,427,516

Office — 10.5%
Alexandria Real Estate Equities, Inc.	2,602	$416,320
Boston Properties, Inc.	7,854	630,676
Cousins Properties, Inc.	26,417	755,262
Douglas Emmett, Inc.	7,929	199,018
Highwoods Properties, Inc.	10,751	360,911
Hudson Pacific Properties, Inc.	16,869	369,937
JBG Smith Properties	8,266	221,033

		$2,953,157

Self Storage — 9.6%
CubeSmart	26,087	$842,871
Extra Space Storage, Inc.	3,865	413,517
Public Storage	6,556	1,460,152

		$2,716,540

Strip Centers — 4.3%
Federal Realty Investment Trust	5,040	$370,137
Kimco Realty Corp.	19,678	221,574
Regency Centers Corp.	10,640	404,533
SITE Centers Corp.	30,048	216,346

		$1,212,590

Total Real Estate Investment Trusts		$27,319,183

Total Common Stocks (identified cost $23,166,134)		$27,883,562

Exchange-Traded Funds — 0.2%

Security	Shares	Value
iShares U.S. Real Estate ETF	706	$56,367

Total Exchange-Traded Funds (identified cost $49,438)		$56,367

Short-Term Investments — 0.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(1)	203,865	$203,865

Total Short-Term Investments (identified cost $203,865)		$203,865

Total Investments — 99.9% (identified cost $23,419,437)		$28,143,794

Other Assets, Less Liabilities — 0.1%		$24,743

Net Assets — 100.0%		$28,168,537

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2020.

The Fund did not have any open derivative instruments at September 30, 2020.

At September 30, 2020, the value of the Fund’s investment in affiliated funds was $203,865, which represents 0.7% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended September 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$80,949	$3,650,400	$(3,527,555)	$75	$(4)	$203,865	$637	203,865

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$27,883,562	*	$—	$—	$27,883,562
Exchange-Traded Funds	56,367		—	—	56,367
Short-Term Investments	—		203,865	—	203,865
Total Investments	$27,939,929		$203,865	$—	$28,143,794

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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